Consolidated Statement of Shareholders' Equity - PEN (S/) shares in Thousands, S/ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Share premium [member]	Other reserves [member]	Equity instruments at fair value [Member]	Debt instruments at fair [Member]	Insurance premiums reserves [Member]	Cash flow hedges [Member]	Foreign currency translation [Member]	Retained earnings [Member]	Total [Member]	Non-controlling interest [Member]
Beginning, balance at Dec. 31, 2017	S/ 5,753,007	S/ 963,446	S/ (467,200)	S/ 268,077	S/ 3,700,000	S/ 105,619	S/ 238,348	S/ (675,095)	S/ (36)	S/ 76,394	S/ 1,507,674	S/ 5,717,227	S/ 35,780
Beginning, balance Shares at Dec. 31, 2017		113,110	(5,428)
Statement [Line Items]
Net profit for the year	1,091,394										1,084,280	1,084,280	7,114
Other comprehensive income	375,229					41,935	(470,685)	750,670	27,947	26,589		376,456	(1,227)
Total other comprehensive income	1,466,623					41,935	(470,685)	750,670	27,947	26,589	1,084,280	1,460,736	5,887
Declared and paid dividends	(510,688)										(510,688)	(510,688)
Transfer of retained earnings to reserves					1,000,000						(1,000,000)
Dividends paid to non-controlling interest of Subsidiaries	(2,969)												(2,969)
Others	(9,960)										(10,900)	(10,900)	940
Sale of treasury stock	383,589		S/ 259,022								123,705	382,727	862
Sale of treasury stock,Shares			3,010
Dividends received by Subsidiaries on treasury stock	9,035										8,972	8,972	63
Purchase of non-controlling interest	(161)												(161)
Ending balance at Dec. 31, 2018	7,088,476	S/ 963,446	S/ (208,178)	268,077	4,700,000	147,554	(232,337)	75,575	27,911	102,983	1,203,043	7,048,074	40,402
Ending balance,Shares at Dec. 31, 2018		113,110	(2,418)
Statement [Line Items]
Net profit for the year	1,450,115										1,441,258	1,441,258	8,857
Other comprehensive income	321,438					117,329	1,268,496	(999,430)	(50,669)	(14,507)		321,219	219
Total other comprehensive income	1,771,553					117,329	1,268,496	(999,430)	(50,669)	(14,507)	1,441,258	1,762,477	9,076
Initial Public Offering	684,939	S/ 74,571	S/ 208,178	262,379							138,997	684,125	814
Initial Public Offering,Shares		2,337	2,418
Declared and paid dividends	(654,464)										(654,464)	(654,464)
Purchase of treasury stock	(196)		S/ (196)									(196)
Purchase of treasury stock, Shares			(1)
Dividends paid to non-controlling interest of Subsidiaries	(3,654)												(3,654)
Others	5,292										5,432	5,432	(140)
Dividends received by Subsidiaries on treasury stock	11,502										11,422	11,422	80
Ending balance at Dec. 31, 2019	8,903,448	S/ 1,038,017	S/ (196)	530,456	4,700,000	264,883	1,036,159	(923,855)	(22,758)	88,476	2,145,688	8,856,870	46,578
Ending balance,Shares at Dec. 31, 2019		115,447	(1)
Statement [Line Items]
Net profit for the year	383,549										383,259	383,259	290
Other comprehensive income	371,156					8,175	630,944	(331,990)	(14,350)	76,935		369,714	1,442
Total other comprehensive income	754,705					8,175	630,944	(331,990)	(14,350)	76,935	383,259	752,973	1,732
Declared and paid dividends	(698,228)										(698,228)	(698,228)
Purchase of treasury stock	(2,573)		S/ (2,573)									(2,573)
Purchase of treasury stock, Shares			(23)
Transfer of retained earnings to reserves					500,000						(500,000)
Dividends paid to non-controlling interest of Subsidiaries	(2,432)												(2,432)
Sale of equity instruments at fair value through other comprehensive income, Note	(40)					24,154					(24,154)		(40)
Others	(931)			2,315							(3,248)	(933)	2
Sale of treasury stock			208,178
Ending balance at Dec. 31, 2020	S/ 8,953,949	S/ 1,038,017	S/ (2,769)	S/ 532,771	S/ 5,200,000	S/ 297,212	S/ 1,667,103	S/ (1,255,845)	S/ (37,108)	S/ 165,411	S/ 1,303,317	S/ 8,908,109	S/ 45,840
Ending balance,Shares at Dec. 31, 2020		115,447	(24)